FUNDING DEBTS - Outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
FUNDING DEBTS.
Short-term Funding Debts	$ 539,448	¥ 3,755,528	¥ 4,646,041
Long-term Funding Debts	$ 64,724	450,595	157,887
Liabilities to Individual Investors - Juzi Licai
FUNDING DEBTS.
Short-term Funding Debts		793,356	3,014,670
Long-term Funding Debts			81,168
Liabilities to other funding partners
FUNDING DEBTS.
Short-term Funding Debts		2,962,172	1,631,371
Long-term Funding Debts		¥ 450,595	¥ 76,719